Note 14 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 06, 2018	Oct. 31, 2018	Jan. 31, 2019	Dec. 05, 2018	Dec. 31, 2017	Oct. 31, 2017	Feb. 28, 2016
Common Stock, Shares Authorized		15,000,000	500,000,000			15,000,000	50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.0001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		2,423,711	10,000,000	1,000,000	1,000,000		2,423,711
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.001
Common Stock, Shares, Issued, Total	28,847,707	7,576,289	28,847,707			7,576,289
Common Stock, Shares, Outstanding, Ending Balance	28,847,707	7,576,289	28,847,707			7,576,289
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	34,100,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Preferred Stock, Shares Outstanding, Ending Balance	2,450,980	2,342,264		0	0
Preferred Stock, Dividend Rate, Percentage	0.00%	13.50%
Convertible Preferred Stock, Shares Issued upon Conversion	1
Convertible Preferred Stock, Additional Cumulative Amount, Accrue Annual Rate	7.00%
Convertible Preferred Stock, Convertible, Stock Price Trigger	$ 13
Preferred Stock, Shares Issued, Total		2,342,264		0	0
Preferred Stock, Liquidation Preference, Value		$ 11.2